GS Mortgage Securities Corp ABS-15G

Exhibit 99.1 - Schedule 11

amc_loan_id	customer_loan_id	seller_loan_id	balance_postmod	balloon_postmod	current_pra_outstanding	deferred_balance	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	maturity_date_postmod	mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	is_mod_recorded	has_modifications?	mod_doc_status	mod_comments	total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
XXXXX	XXXXX	XXXXX																																																																														Yes	Complete	Modified by deferment only.	XXXXX					Yes	XX/XX/XXXX	XX/XX/XXXX	1	XXXXX
XXXXX	XXXXX	XXXXX																																																																														Yes	Complete	The loan is currently servicing at the terms of the Fixed Note.	XXXXX					Yes	XX/XX/XXXX	XX/XX/XXXX	3	XXXXX